Related party disclosures	6 Months Ended
Jun. 30, 2023
Related party disclosures [Abstract]
Related party disclosures
14.	Related party disclosures

There have been no transactions in the three months ended June 30, 2023 and ended June 30, 2022 with related parties that had a material effect on the financial position or performance of the Group.